SUBSEQUENT EVENTS AFTER BALANCE DATE (Details) - Subsequent Events [Member] $ in Millions	Jan. 11, 2021 USD ($) t shares
Sayona [Member]
Events subsequent to balance date [Abstract]
Ordinary shares acquired (in shares) | shares	336,207,043
Amount of ordinary shares	$ 3.1
Amount of convertible notes acquired	$ 3.9
Share converion (in shares) | shares	423,973,899
Sayona Quebec [Member]
Events subsequent to balance date [Abstract]
Percentage stake acquired	25.00%
Cash paid	$ 5.0
Spodumene concentrate purchased (in tonnes) | t	60,000
Percentage of spodumene concentrate purchase	50.00%